Operating segments	12 Months Ended
Dec. 31, 2025
Operating segments
Operating segments

39Operating segments

The Group’s operating segments have been identified based on geographic areas. The strategic business units are managed separately because they require different technology and marketing strategies. For each of the strategic business units, the Group’s CEO reviews internal management reports on at least a quarterly basis. Blanket, Bilboes oxide mine, exploration and evaluation assets (“E&E projects”) and South Africa describe the Group’s reportable segments. The Blanket operating segment comprises Caledonia Holdings Zimbabwe (Private) Limited, Blanket Mine (1983) (Private) Limited, Blanket’s satellite projects and Caledonia Mining Services (Private) Limited (“CMS solar”). The Bilboes oxide mine segment comprises the oxide mining activities. The E&E projects segment includes the exploration and evaluation activities of the Bilboes sulphide project as well as the Motapa and Maligreen projects. The South African segment represents the sales made by Caledonia Mining South Africa Proprietary Limited to the Blanket Mine. The holding company (Caledonia Mining Corporation Plc) and Greenstone Management Services Holdings Limited (a UK company) are responsible for corporate administrative functions within the Group and contribute to the strategic decision making process of the CEO and are therefore included in the disclosure below and combined with corporate and other reconciling amounts that do not represent a separate segment. Also included under corporate and other reconciling amounts is Caledonia Mining FZCO. Information regarding the results of each reportable segment is included below.

Performance is measured based on profit before income tax, as included in the internal management report that is reviewed by the Group’s CEO. Segment profit or exploration and evaluation cost is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries. The accounting policies of the reportable segments are the same as the Group’s accounting policies.

39Operating segments (continued)

Information about reportable segments

						Corporate
			Bilboes		Inter-group	and other
		South	oxide	E&E	eliminations	reconciling
For the twelve months ended December 31, 2025	Blanket	Africa	mine	projects	adjustments	amounts	Total
Revenue	262,230	—	5,433	—	—	—	267,663
Inter-segmental revenue	—	20,311	—	—	(20,311)	—	—
Royalty	(13,160)	—	(361)	—	—	—	(13,521)
Production costs
Salaries and wages	(33,990)	—	(1,396)	—	—	—	(35,386)
Consumable materials	(33,265)	(1)(18,820)	(975)	—	(1)19,233	—	(33,827)
Electricity costs	(19,304)	—	(451)	—	—	—	(19,755)
Safety	(1,289)	—	—	—	—	—	(1,289)
Share-based payment expense	(1,358)	—	(69)	—	—	—	(1,427)
On mine administration	(4,383)	(1)(56)	(966)	—	—	(1)(571)	(5,976)
Security	(2,036)	—	—	—	—	—	(2,036)
Solar operations and maintenance services	(429)	—	—	—	—	—	(429)
Write down of inventory	(1,063)	—	—	—	—	—	(1,063)
Pre-feasibility exploration costs	(133)	—	—	—	—	—	(133)
Depreciation	(16,838)	—	(28)	—	1,169	—	(15,697)
Other income	251	—	1	—	(26)	22	248
Other expenses(2)	(4,639)	(176)	(124)	—	—	(139)	(5,078)
Administrative expenses
Investor relations	(213)	—	—	—	—	(464)	(677)
Audit fee	(442)	(33)	6	(13)	—	(78)	(560)
Advisory services fees	(259)	(497)	—	—	11	(2,278)	(3,023)
Services	—	2,636	—	—	44	(2,680)	—
Listing fees	—	—	—	—	—	(533)	(533)
Directors fees – Group	—	—	—	—	—	(812)	(812)
Directors fees – Blanket	(63)	—	—	—	—	—	(63)
Employee costs	(1,133)	(2,619)	—	—	—	(3,984)	(7,736)
Employee costs – settlements - Group	—	(1,120)	—	—	—	—	(1,120)
Employee costs – bonuses - Group	(530)	(590)	—	—	—	(1,442)	(2,562)
Other office administration cost	(611)	(153)	(101)	—	2	(366)	(1,229)

(1)	Included under Blanket’s production cost in note 8.

39Operating segments (continued)

						Corporate
			Bilboes		Inter-group	and other
		South	oxide	E&E	eliminations	reconciling
For the twelve months ended December 31, 2025	Blanket	Africa	mine	projects	adjustments	amounts	Total
Administrative expenses (continued)
Information technology and communication cost	(245)	(444)	—	—	4	(101)	(786)
Management liability insurance	—	—	—	—	—	(396)	(396)
Travel costs	(185)	(187)	—	—	4	(615)	(983)
Management fee	(2,769)	2,769	—	—	—	—	—
Cash-settled share-based expense	—	—	—	—	1,401	(2,240)	(839)
Equity-settled share-based expense	—	—	—	—	26	(229)	(203)
Net foreign exchange (loss) gain	(1,949)	923	(161)	—	(140)	(1,984)	(3,311)
Fair value loss on derivative liabilities	—	—	—	—	—	(6,379)	(6,379)
Profit on sale of subsidiary	(328)	(266)	—	—	1,642	7,492	8,540
Finance income	—	611	—	—	(2,513)	2,363	461
Finance cost	(2,336)	(27)	(1,011)	(313)	2,517	(2,344)	(3,514)
Profit (loss) before tax	119,531	2,262	(203)	(326)	3,063	(17,758)	106,569
Tax expense	(34,778)	(700)	(243)	—	96	(3,433)	(39,058)
Profit (loss) after tax	84,753	1,562	(446)	(326)	3,159	(21,191)	67,511

(2)	Other expenses include impairment of exploration and evaluation assets of $401 per note 17.

						Corporate
			Bilboes		Inter-group	and other
		South	oxide	E&E	eliminations	reconciling
As at December 31, 2025	Blanket	Africa	mine	projects	adjustments	amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	67,676	1,412	—	2,271	(142)	23,719	94,936
Non-current (excluding intercompany)	213,330	1,030	—	107,588	(5,464)	475	316,959
Additions on property, plant and equipment (note 18)	31,801	99	—	—	(989)	123	31,034
Additions on evaluation and exploration assets (note 17)	—	—	—	7,040	—	—	7,040
Intercompany balances	65,107	25,737	3,605	—	(236,582)	142,133	—
Segment liabilities:
Current (excluding intercompany)	(40,904)	(2,840)	—	(1,649)	(1)	(14,958)	(60,352)
Non-current (excluding intercompany)	(62,155)	(153)	—	(3,875)	22	(1,836)	(67,997)
Intercompany balances	(10,720)	(41,977)	—	(89,767)	236,582	(94,118)	—

39Operating segments (continued)

						Corporate
			Bilboes		Inter-group	and other
		South	oxide	E&E	eliminations	reconciling
For the twelve months ended December 31, 2024	Blanket	Africa	mine	projects	adjustments	amounts	Total
Revenue	179,369	—	3,649	—	—	—	183,018
Inter-segmental revenue	—	19,296	—	—	(19,296)	—	—
Royalty	(9,081)	—	(182)	—	—	—	(9,263)
Production costs
Salaries and wages	(30,042)	—	(1,276)	—	—	—	(31,318)
Consumable materials	(23,567)	(1)(17,579)	(784)	—	(1)17,493	—	(24,437)
Electricity costs	(14,870)	—	(451)	—	—	—	(15,321)
Safety	(1,112)	—	—	—	—	—	(1,112)
Share-based payment expense	(412)	—	(22)	—	—	—	(434)
On mine administration	(4,621)	—	(853)	—	—	(1)(27)	(5,501)
Security	(1,528)	—	—	—	—	—	(1,528)
Solar operations and maintenance services	(595)	—	—	—	—	—	(595)
Write down of inventory	(312)	—	—	—	—	—	(312)
Pre-feasibility exploration costs	(186)	—	—	—	—	—	(186)
Depreciation	(16,906)	(152)	—	—	1,081	(44)	(16,021)
Other income	232	1	656	—	(29)	230	1,090
Other expenses(2)	(6,750)	—	(190)	—	—	—	(6,940)
Administrative expenses
Investor relations	(235)	—	—	—	2	(510)	(743)
Audit fee	(171)	(36)	(59)	(9)	—	(291)	(566)
Advisory services fees	(107)	(642)	(50)	(1)	16	(1,763)	(2,547)
Services	—	2,159	—	—	8	(2,167)	—
Listing fees	—	—	—	—	—	(630)	(630)
Directors fees – Group	—	—	—	—	—	(675)	(675)
Directors fees – Blanket	(83)	—	—	—	—	—	(83)
Employee costs	(779)	(3,408)	—	—	—	(2,359)	(6,546)
Employee costs – settlements - Group	—	(115)	—	—	—	—	(115)
Employee costs – bonuses - Group	(227)	(659)	—	—	—	(597)	(1,483)
Other office administration cost	—	(201)	—	—	1	(134)	(334)
Information technology and communication cost	—	(240)	—	—	1	(10)	(249)
Management liability insurance	—	—	—	—	—	(907)	(907)
Travel costs	—	(232)	—	—	7	(555)	(780)

(1)	Included under Blanket’s production cost in note 8.

39Operating segments (continued)

						Corporate
					Inter-group	and other
		South	Bilboes	E&E	eliminations	reconciling
For the twelve months ended December 31, 2024	Blanket	Africa	oxide mine	projects	adjustments	amounts	Total
Management fee	(2,924)	2,924	—	—	—	—	—
Cash-settled share-based expense	—	—	—	—	—	(201)	(201)
Equity-settled share-based expense	—	—	—	—	—	(1,054)	(1,054)
Net foreign exchange (loss) gain	(9,739)	(168)	24	—	(23)	184	(9,722)
Fair value loss on derivative liabilities	—	—	—	—	—	(831)	(831)
Finance income	—	606	—	—	(2,224)	1,644	26
Finance cost	(3,488)	(8)	(411)	(127)	2,221	(1,344)	(3,157)
Profit (loss) before tax	51,866	1,546	51	(137)	(742)	(12,041)	40,543
Tax expense	(16,418)	(517)	—	—	(78)	(476)	(17,489)
Profit (loss) after tax	35,448	1,029	51	(137)	(820)	(12,517)	23,054

(2)	Other expenses include impairment of plant and equipment of $1,711 for Blanket, as well as $1,973 and $126 retirement benefits for Blanket and Bilboes respectively.

						Corporate
					Inter-group	and other
		South	Bilboes	E&E	eliminations	reconciling
As at December 31, 2024	Blanket	Africa	oxide mine	projects	adjustments	amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	59,222	2,592	—	596	(1,696)	604	61,318
Non-current (excluding intercompany)	198,400	1,084	—	97,308	(5,644)	(4,102)	287,046
Assets held for sale	13,512	—	—	—	—	—	13,512
Additions on property, plant and equipment (note 18)	28,570	441	—	—	(1,432)	2	27,581
Additions on evaluation and exploration assets (note 17)	—	—	—	4,889	—	—	4,889
Intercompany balances	53,342	20,101	671	—	(209,380)	135,266	—

Segment liabilities:
Current (excluding intercompany)	(36,507)	(4,032)	—	(1,988)	—	(2,868)	(45,395)
Non-current (excluding intercompany)	(63,731)	(199)	—	(4,089)	(75)	(411)	(68,505)
Intercompany balances	(16,727)	(38,179)	—	(77,091)	209,380	(77,383)	—

39Operating segments (continued)

			Bilboes		Inter-group	Corporate and
For the twelve months		South	oxide	E&E	eliminations	other reconciling
ended December 31, 2023	Blanket	Africa	mine	projects	adjustments	amounts	Total
Revenue	140,615	—	5,699	—	—	—	146,314
Inter-segmental revenue	—	17,623	—	—	(17,623)	—	—
Royalty	(7,318)	—	(319)	—	—	—	(7,637)
Production costs
Salaries and wages	(25,042)	—	(2,796)	—	—	—	(27,838)
Consumable materials	(22,736)	(1)(16,788)	(8,402)	—	(1)15,437	—	(32,489)
Electricity costs	(13,496)	—	(553)	—	—	—	(14,049)
Safety	(1,155)	—	—	—	—	—	(1,155)
Share-based payment expense	(1,320)	—	—	—	(1)(2)660	—	(660)
On mine administration	(2,783)	—	(1,344)	—	—	—	(4,127)
Security	(1,020)	—	—	—	—	—	(1,020)
Solar operations and maintenance services	(647)	—	—	—	—	—	(647)
Write down of inventory	(283)	—	—	—	—	—	(283)
Pre-feasibility exploration costs	(441)	—	—	—	—	—	(441)
Depreciation	(15,385)	(139)	—	—	1,079	(41)	(14,486)
Other income	236	10	1	—	(1,750)	1,766	263
Other expenses(3)	(4,353)	—	(14)	—	—	—	(4,367)
Administrative expenses
Investor relations	—	—	—	—	10	(586)	(576)
Audit fee	(133)	(39)	(43)	(8)	—	(173)	(396)
Advisory services fees	—	(252)	(2,002)	—	10	(2,162)	(4,406)
Services	—	2,188	—	—	—	(2,188)	—
Listing fees	—	—	—	—	—	(749)	(749)
Directors fees – Group	—	—	—	—	—	(571)	(571)
Directors fees – Blanket	(61)	—	—	—	—	—	(61)
Employee costs	(599)	(3,428)	—	—	—	(2,297)	(6,324)

(1)	Included under Blanket’s production cost in note 8.
(2)	Include amount for Bilboes as included in note 8.

39Operating segments (continued)

			Bilboes		Inter-group	Corporate and
For the twelve months		South	oxide	E&E	eliminations	other reconciling
ended December 31, 2023	Blanket	Africa	mine	projects	adjustments	amounts	Total
Administrative expenses (continued)
Employee costs – settlements - Group	—	(1,784)	—	—	—	—	(1,784)
Employee costs – bonuses - Group	(92)	(274)	—	—	—	(44)	(410)
Other office administration cost	(27)	(245)	(33)	—	(7)	(133)	(445)
Information technology and communication cost	—	(219)	(23)	—	2	(1)	(241)
Management liability insurance	—	—	—	—	—	(897)	(897)
Travel costs	—	(248)	—	—	2	(323)	(569)
Management fee	(3,468)	3,471	—	—	(3)	—	—
Cash-settled share-based expense	—	—	—	—	660	(1,123)	(463)
Equity-settled share-based expense	—	—	—	—	—	(640)	(640)
Net foreign exchange (loss) gain	(7,451)	(144)	97	—	(71)	797	(6,772)
Fair value loss on derivative liabilities	—	—	—	—	—	(1,119)	(1,119)
Finance income	—	39	—	—	—	—	39
Finance cost	(3,323)	448	(189)	(22)	(2)	64	(3,024)
Profit (loss) before tax	29,718	219	(9,921)	(30)	(1,596)	(10,420)	7,970
Tax expense	(12,256)	(235)	—	—	(19)	(300)	(12,810)
Profit (loss) after tax	17,462	(16)	(9,921)	(30)	(1,615)	(10,720)	(4,840)

(3)

Other expenses include impairment of plant and equipment of $26 for Blanket and $851 for the Bilboes oxide mine, as well as impairment of the solar VAT and duty receivable amounting to $720 for Blanket.

39Operating segments (continued)

Major customer

Revenues from Fidelity amounted to $89,619 (2024: $47,974, 2023: 66,177) for the twelve months ended December 31, 2025 representing ounces 26,540 ounces (2024: 23,567, 2023: 35,415 ounces).

The Group has made $63,003 (2024: $111,946, 2023:80,137) of sales to AEG and $115,041 (2024: 23,098, 2023: $Nil) to Stonex Financial Limited up to December 31, 2025, representing 19,438 ounces (2024: 45,505 ounces, 2023: 41,117 ounces) and 33,097 ounces (2024: 8,845 ounces, 2023: Nil ounces) respectively. Management believes this new sales mechanism reduces the risk associated with selling and receiving payment from a single refining source in Zimbabwe. It also creates the opportunity to use more competitive offshore refiners and it may allow for the Company to raise debt funding secured against offshore gold sales.